Equity - Activity for Performance share units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share purchase options
Share based compensation			$ 2,943,458	$ 3,949,204
Performance Share Units
Share purchase options
Granted, Weighted Average Grant Date Fair Value			$ 2.97	$ 5.66
Share based compensation			$ 510,321
Unvested compensation not yet recognized				$ 12,008
Total fair value of units awarded			$ 52,048	$ 60,845
PSUs and MPSUs
Share purchase options
Unvested shares balance at end of the year			263,266
Granted (in shares)			267,451	10,750
Distributed (vested), Shares	(248,460)	(14,806)	(3,750)	(10,750)
Cancelled (in shares)			(11,185)
Unvested shares balance at beginning of the year		263,266		0
Unvested, Weighted Average Grant Date Fair Value, balance at beginning of the year		$ 6.77
Granted, Weighted Average Grant Date Fair Value			$ 6.73	$ 5.66
Distributed (vested), Weighted Average Grant Date Fair Value			3.42	$ 5.66
Cancelled, Weighted Average Grant Date Fair Value			5.83
Unvested, Weighted Average Grant Date Fair Value, balance at end of the year			$ 6.77
Unvested compensation not yet recognized			$ 1,300,000
Unvested compensation period for recognition			2 years 1 month 28 days